Derivatives and Hedging	12 Months Ended
Dec. 25, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging

15.  Derivatives and Hedging

FASB ASC 815, Derivatives and Hedging ("ASC 815"), provides the disclosure requirements for derivatives and hedging activities with the intent to provide users of financial statements with an enhanced understanding of: (1) how and why an entity uses derivative instruments, (3) how the entity accounts for derivative instruments and related hedged items, and (2) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. Further, qualitative disclosures are required that explain the Company's objectives and strategies for using derivatives, as well as quantitative disclosures about the fair value of and gains and losses on derivative instruments.

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior term loan and (2) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures.

The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

Interest Rate Swap Agreements

On January 8, 2018, the Company entered into a new forward Interest Rate Swap Agreement (“2018 Swap 1”) with three year terms for $90,000 notional amount. The forward start date of the 2018 Swap was September 30, 2018 and the termination date is June 30, 2021. The 2018 Swap 1 has a fixed interest rate of 2.3% plus the applicable interest rate margin of 4.0% for an effective rate of 6.3%. The 2018 Swap 1 was terminated on June 30, 2021. In accordance with ASC 815, the 2018 Swap 1 was not designated as a cash flow hedge and therefore changes in fair value were recorded in other (income) expense on the Company's Statements of Comprehensive Loss.

On November 8, 2018, the Company entered into another new forward Interest Rate Swap Agreement (“2018 Swap 2”) for $60,000 notional amount. The forward start date of the 2018 Swap 2 was November 30, 2018 and the termination date is November 30, 2022. The 2018 Swap 2 has a pay fixed interest rate of 3.1% plus the applicable interest rate margin of 4.0% for an effective rate of 7.1%. The 2018 Swap 2 was effectively terminated on July 16, 2021 in connection with the Merger as described in Note 3 – Merger Agreement. In accordance with ASC 815, the 2018 Swap 2 was not designated as a cash flow hedge and therefore changes in fair value were recorded in other (income) expense on the Company’s Statement of Comprehensive Loss.

On July 9, 2021, the Company entered into an interest swap agreement ("2021 Swap 1") for a notional amount of $144,000. The forward start date of the 2021 Swap 1 was July 30, 2021 and the termination date is July 31, 2024. The 2021 Swap 1 has a determined pay fixed interest rate of 0.75%. In accordance with ASC 815, the Company determined the 2021 Swap 1 constituted an effective cash flow hedge and therefore changes in fair value are recorded within other comprehensive income within the Company's Statement of Comprehensive Loss and the deferred gains or losses are reclassified out of other comprehensive income into interest expense in the same period during which the hedged transactions affect earnings.

On July 9, 2021, the Company entered into an interest swap agreement ("2021 Swap 2") for a notional amount of $216,000. The forward start date of the 2021 Swap 2 was July 30, 2021 and the termination date is July 31, 2024. The 2021 Swap 2 has a determined pay fixed interest rate of 0.76%. In accordance with ASC 815, the Company determined the 2021 Swap 2 constituted an effective cash flow hedge and therefore changes in fair value are recorded within other comprehensive income within the Company's Statement of Comprehensive Loss and the deferred gains or losses are reclassified out of other comprehensive income into interest expense in the same period during which the hedged transactions affect earnings.

On July 16, 2021, the Company modified its original 2018 Swap 2 derivative instrument ("2021 Swap 3") for a notional amount of $60,000. The forward start date of the 2021 Swap 3 was July 30, 2021 and the termination date is November 30, 2022. The 2021 Swap 3 has a determined pay fixed interest rate of 3.63%. In accordance with ASC 815, the Company determined the 2021 Swap 3 constituted an effective cash flow hedge and therefore changes in fair value are recorded within accumulated other comprehensive loss within the Company's Consolidated Balance Sheets and the deferred gains or losses are reclassified out of other comprehensive income into interest expense in the same period during which the hedged transactions affect earnings. Due to an other-than-insignificant financing element from the modification, the swap entered into during 2021 is considered a hybrid instrument, with a financing component treated as a debt instrument with an embedded at-market derivative. Within the Company’s consolidated balance sheets, the financing components are carried at amortized cost and the embedded at-market derivatives are carried at fair value.

The following table summarizes the Company’s derivatives financial instruments:

	Asset Derivatives		Liability Derivatives
	As of		As of		As of
	December 25, 2021		December 25, 2021		December 26, 2020
	Balance Sheet	Fair	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value	Location	Value
Derivatives designated as hedging instruments:
2021 Swap 1	Other non-current assets	$1,513	Other accrued expenses	$(170)		$—
2021 Swap 2	Other non-current assets	2,250	Other accrued expenses	(270)		—
2021 Swap 3	Other current assets	59	Other accrued expenses/other non-current liabilities	(1,880)		—
Total hedging instruments		$3,822		$(2,320)		$—
Derivatives not designated as hedging instruments:
2018 Swap 1		$—		$—	Other accrued expenses	$(709)
2018 Swap 2		—		—	Other non-current liabilities	(3,484)
Total non-hedging instruments		$—		$—		$(4,193)

During 2022, the Company estimates that an additional $560 will be reclassified as an increase to interest expense/income. Additional information with respect to the fair value of derivative instruments is included in Note 16 - Fair Value Measurements.

Foreign Currency Forward Contracts

During fiscal 2019, 2020, and 2021, the Company entered into multiple foreign currency forward contracts. The purpose of the Company’s foreign currency forward contracts is to manage the Company’s exposure to fluctuations in the exchange rate of the Canadian dollar.

The total notional amount of contracts outstanding was C$4,464 and C$9,652 as of December 25, 2021 and December 26, 2020, respectively. The total fair value of the foreign currency forward contracts was $14 and $12 as of December 25, 2021 and December 26, 2020, respectively, and was reported on the accompanying Consolidated Balance Sheets in other current liabilities. A decrease in other income of $331 and $557 was recorded in the Consolidated Statement of Comprehensive Loss for the change in fair value during years ended December 25, 2021 and December 26, 2020, respectively.

The Company’s foreign currency forward contracts did not qualify for hedge accounting treatment because they did not meet the provisions specified in ASC 815. Accordingly, the gain or loss on these derivatives was recognized in other (income) expense in the Consolidated Statement of Comprehensive Loss.

The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

Additional information with respect to the fair value of derivative instruments is included in Note 16 - Fair Value Measurements.